Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	2 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2015	Dec. 31, 2014
2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Beginning balance		142,244	106,970
Number of Options, Granted		76,271	42,160
Number of Options, Canceled or expired		(17,606)	(6,886)
Number of Options, Outstanding, Ending balance		200,909	142,244
Number of Options, Options vested and expected to vest Ending Balance		195,549
Number of Options, Options exercisable Ending Balance		140,789
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 128.47	$ 168.00
Weighted Average Exercise Price Per Share, Granted		3.66	21.00
Weighted Average Exercise Price Per Share, Canceled or expired		105.46	79.50
Weighted Average Exercise Price Per Share, Outstanding, Ending balance		83.10	$ 128.47
Weighted Average Exercise Price, Options vested or expected to vest Ending Balance		84.98
Weighted Average Exercise Price, Options exercisable Ending Balance		$ 113.19
Weighted Average Remaining Contractual Term, Options Outstanding Ending Balance		7 years 11 days
Weighted Average Remaining Contractual Term, Options vested or expected to vest Ending Balance		6 years 11 months 19 days
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance		6 years 1 month 28 days
Aggregate Intrinsic Value, Options outstanding, Ending balance		$ 35,750
Aggregate Intrinsic Value, Options vested or expected to vest Ending Balance		35,181
Aggregate Intrinsic Value, Options exercisable Ending Balance		$ 22,344
Outside Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Beginning balance		50,730	50,730
Number of Options, Granted	68,384
Number of Options, Outstanding, Ending balance		50,730	50,730
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 92.31	$ 92.31
Weighted Average Exercise Price Per Share, Outstanding, Ending balance		$ 92.31	$ 92.31
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance		3 years 10 months 10 days